Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Cash and due from banks, interest-bearing amounts	$ 92,443	$ 53,594	$ 257,116
Common stock, par value (in dollars per share)	$ 2.50	$ 2.50	$ 2.50
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	31,197,365	31,197,365	31,197,365
Common stock, shares outstanding	29,796,397	29,737,725	29,732,209
Treasury stock, shares	1,400,968	1,459,640	1,465,156